Member's Deficit - Schedule of Convertible Conversion Ratio (Details) - EVOLUTION METALS LLC [Member]	Mar. 31, 2025 shares	Dec. 31, 2024 shares	Jul. 31, 2024 shares	Feb. 29, 2024 shares
Convertible conversion of Stock [Line Items]
Convertible Preferred units	7,050,000	35,230,022	3,500,000	1,000,000
New EM common shares	3,010,000	9,630,008
January 2025 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units	500,000
New EM common shares	100,000
February 2025 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units	2,700,000
New EM common shares	540,000
March 2025 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units	1,850,000
New EM common shares	370,000
March 2025 [Member]
Convertible conversion of Stock [Line Items]
Convertible Preferred units	2,000,000
New EM common shares	2,000,000
Maximum [Member] | January 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	5
Maximum [Member] | February 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	5
Maximum [Member] | March 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	5
Maximum [Member] | March 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	1
Minimum [Member] | January 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	1
Minimum [Member] | February 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	1
Minimum [Member] | March 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	1
Minimum [Member] | March 2025 [Member]
Convertible conversion of Stock [Line Items]
Conversion Ratio	1